Litigation (Details) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Pending Litigation
Litigation provisions
Balance at beginning of period | SFr	SFr 1,022
Increases in litigation accruals | SFr	1,255
Decreases in litigation accruals | SFr	(134)
Decreases for settlement and other cash payments | SFr	(541)
Foreign exchange translation | SFr	3
Balance at end of period | SFr	1,605
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 2,200
Credit Suisse Securities (USA) LLC | Enron-related litigation | Connecticut Resources Recovery Authority v. Lay, et al | US District Court for the Southern District of Texas (SDT) | Minimum
Litigation disclosures
Estimated damages		$ 130.0
Credit Suisse Securities (USA) LLC | Enron-related litigation | Connecticut Resources Recovery Authority v. Lay, et al | US District Court for the Southern District of Texas (SDT) | Maximum
Litigation disclosures
Estimated damages		180.0
Credit Suisse Securities (USA) LLC | Enron-related litigation | Silvercreek Management Inc v. Citigroup, Inc., et al | US District Court for the Southern District of Texas (SDT)
Litigation disclosures
Estimated damages		280.0
Credit Suisse Securities (USA) LLC | Refco-related litigation - SPhinX action | Joint Official Liquidators of various SPinX Funds and the trustee of the SPinX Trust | New York state court | Minimum
Litigation disclosures
Estimated damages		800.0
of which deposits at Refco		263.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Class action litigations | IndyMac Mortgage-Backed Securities Litigation | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Fines, judgments and settlements paid		340.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Class action litigations | New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5 | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Litigation Settlement, Amount		110.0
Value of RMBS issued by third party underwritten by CSS LLC		1,600.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | The Charles Schwab Corporation | California state court
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		25.0
RMBS issued by third party, amount related to settlement by CSS LLC		100.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Massachusetts Mutual Life Insurance Company | US District Court for the District of Massachusetts
Litigation disclosures
RMBS offerings by third party		$ 110.0
Percentage of RMBS issued by third party underwritten by CSS LLC	97.00%	97.00%	97.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 107.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | The Union Central Life Insurance Company | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		65.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | IKB Deutsche Industriebank AG | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		97.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party		$ 141.0
Percentage of RMBS issued by third party underwritten by CSS LLC	20.00%	20.00%	20.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 28.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Phoenix Light SF Ltd. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		362.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Royal Park Investments SA/NV | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		360.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | Circuit court of Montgomery County, Alabama
Litigation disclosures
RMBS offerings by third party		$ 311.0
Percentage of RMBS issued by third party underwritten by CSS LLC	49.00%	49.00%	49.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 153.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Middle District of Alabama
Litigation disclosures
RMBS offerings by third party		$ 283.0
Percentage of RMBS issued by third party underwritten by CSS LLC	12.00%	12.00%	12.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 34.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party		$ 394.0
Percentage of RMBS issued by third party underwritten by CSS LLC	23.00%	23.00%	23.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 92.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | National Credit Union Administration Board as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union | US District Court for the District of Kansas
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		715.0		$ 311.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Deutsche Zentral-Genossenschaftsbank AG, New York Branch | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		111.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco and Boston - Seatle action | Various state courts
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		249.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco and Boston - San Francisco action | Various state courts
Litigation disclosures
RMBS offerings by third party		$ 9,500.0
Percentage of RMBS issued by third party underwritten by CSS LLC	18.00%	18.00%	18.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 1,700.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco and Boston - Boston action | Various state courts
Litigation disclosures
RMBS offerings by third party		$ 5,700.0
Percentage of RMBS issued by third party underwritten by CSS LLC	6.00%	6.00%	6.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 333.0		$ 373.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | National Credit Union Administration Board, as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		229.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Commerzbank AG, London Branch | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
RMBS offerings by third party		$ 1,900.0
Percentage of RMBS issued by third party underwritten by CSS LLC	6.00%	6.00%	6.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 121.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | CMFG Life Insurance Company | US District Court for the Western District of Wisconsin
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		70.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Tennessee Consolidated Retirement System | Tennessee State Court
Litigation disclosures
RMBS offerings by third party		$ 644.0
Percentage of RMBS issued by third party underwritten by CSS LLC	4.00%	4.00%	4.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 24.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions - dismissed case | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Central District of California
Litigation disclosures
RMBS offerings by third party		$ 259.0
Percentage of RMBS issued by third party underwritten by CSS LLC	5.00%	5.00%	5.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 12.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | MBIA Insurance Corp. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		770.0
Original principal balance of loans demanded to be repurchased		549.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | Assured Guaranty Corp. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		570.0
Original principal balance of loans demanded to be repurchased		2,200.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | Financial Guaranty Insurance Company | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		240.0
Original principal balance of loans demanded to be repurchased		37.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | CIFG Assurance North America, Inc. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Guaranteed payments on a credit default swap		396.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		500.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		730.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		341.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		436.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		420.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		495.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		206.0
Bank parent company and other subsidiaries | Bank loan litigation | Homeowners in four real estate developments Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer | US District Court for the District of Idaho | Minimum
Litigation disclosures
Estimated damages		24,000.0
Bank parent company and other subsidiaries | Bank loan litigation | Highland Capital Management LP | Texas State Court
Litigation disclosures
Litigation Settlement, Amount		287.0
Credit Suisse AG | Alternative Trading Systems | US Securities and Exchange Commission, NY Attorney General
Litigation disclosures
Litigation Settlement, Amount		$ 84.3
Credit Suisse AG | ATA litigation | US District Court for the Eastern District of New York (EDNY)
Litigation disclosures
Number of Plaintiffs	200	200	200
Credit Suisse International [Member] | Caspian Energy litigation | Rosserlane Consultants Limited And Swingbrook Developments Limited | English Court
Litigation disclosures
Investment in Kyurovdag Oil and Energy Field, Held by Plaintiff	51.00%	51.00%	51.00%
Sale price of investment		$ 245.0
Credit Suisse International [Member] | Caspian Energy litigation | Rosserlane Consultants Limited And Swingbrook Developments Limited | English Court | Minimum
Litigation disclosures
Sale price of investment		700.0
Credit Suisse International [Member] | Icelandic bank litigation | Winding up committees of the Icelandic banks Kaupting and Landsbank | District Court of Reykjavik Iceland
Litigation disclosures
Claw back claims | €			€ 170
Claim for enforcement of certain securities		226.0
Credit Suisse Securities Europe Limited [Member] | Fondazione MPS litigation | Fondazione Monte dei Paschi di Siena | Civil Court of Milan, Italy
Litigation disclosures
Estimated damages | €			3,000
Purchase price paid by plaintiff | €			9,000
Purchase price funded by rights offer and issuance of unredeemable securities | €			5,000
Purchase price funded by rights offer of which invested by plaintiff | €			2,900
Purchase price funded by issuance of unredeemable securities, of which invested by plaintiff | €			490
Credit Suisse Securities Europe Limited [Member] | Icelandic bank litigation | Winding up committees of the Icelandic banks Kaupting and Landsbank | District Court of Reykjavik Iceland
Litigation disclosures
Claw back claims		$ 16.0	€ 22